Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Finance leases cost:
Subtotal	$ 1,523,731	$ 1,578,998
Less: accumulated depreciation	(1,343,156)	(1,324,770)
Property and equipment, net	180,575	254,228
Software [Member]
Finance leases cost:
Subtotal	499,591	496,438
Equipment and furniture [Member]
Finance leases cost:
Subtotal	$ 1,024,140	$ 1,082,560